Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary Compensation Table Total	Summary Compensation Table Total	Compensation Actually	Compensation Actually	Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment based on:(4)
Year (a)	for Pierre Brondeau(1) ($) (b)	for Mark Douglas(1) ($) (b)	Paid to Pierre Brondeau(1,2,3) ($) (c)	Paid to Mark Douglas(1,2,3) ($) (c)	for Non-PEO NEOs(1) ($) (d)	to Non-PEO NEOs(1,2,3) ($) (e)	TSR ($) (f)	Peer Group TSR ($) (g)	Net Income ($ Millions) (h)	1-Year Relative TSR(5) (i)
2023	—	9,623,437	—	(5,597,561)	2,365,605	504,877	68.80	145.76	1,321	6.1%
2022	—	11,069,899	—	16,177,222	2,325,088	3,113,105	131.35	131.42	742	87.8%
2021	—	8,489,671	—	7,040,175	1,947,097	1,584,265	113.73	147.79	737	13.5%
2020	4,796,809	5,905,466	10,975,502	8,603,809	2,187,858	2,561,105	116.90	117.59	552	66.0%

(1)	Pierre Brondeau was our PEO in 2020. Mark Douglas was our PEO for the years from 2020 to 2023. Pierre Brondeau served as our PEO through May 31, 2020 and Mark Douglas became our PEO effective June 1, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Andrew Sandifer	Andrew Sandifer	Andrew Sandifer	Andrew Sandifer
Michael Reilly	Ronaldo Pereira	Ronaldo Pereira	Ronaldo Pereira
	Michael Reilly	Michael Reilly	Michael Reilly
	Kathleen Shelton	Kathleen Shelton	Jacqueline Scanlan

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. The 2020 amounts reported in the Average Summary Compensation Table Total and Average Compensation Actually Paid for Non-PEO NEOs are slightly different from those in the Pay Versus Performance disclosure of our proxy statement filed last year because we corrected the calculation of the Average Summary Compensation Table Total for non-PEO NEOs for 2020.

Year	Summary Compensation Table Total for Mark Douglas ($)	Exclusion of Change in Pension Value for Mark Douglas ($)	Exclusion of Stock Awards and Option Awards for Mark Douglas ($)	Inclusion of Pension Service Cost for Mark Douglas ($)	Inclusion of Equity Values for Mark Douglas ($)	Compensation Actually Paid to Mark Douglas ($)
2023	9,623,437	0	(7,216,805)	0	(8,004,193)	(5,597,561)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,365,605	(75,618)	(1,413,838)	39,194	(410,466)	504,877
2020	2,187,858	(441,291)	(756,841)	66,327	1,505,052	2,561,105

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark Douglas ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark Douglas ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark Douglas ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark Douglas ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark Douglas ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mark Douglas ($)	Total - Inclusion of Equity Values for Mark Douglas ($)
2023	2,246,662	(7,855,503)	0	(1,517,142)	(878,210)	0	(8,004,193)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	820,593	(1,032,423)	0	(121,369)	(77,267)	0	(410,466)
2020	1,091,296	407,398	0	6,358	0	0	1,505,052

(4)	The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index (“S&P 500 Chemicals Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)	We determined 1-Year Relative TSR (Percentile Rank vs. Peers) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. We used the 2020 – 2022 peer group developed by the Compensation Committee for purposes of calculating the 1-Year Relative TSR (Percentile Rank vs. Peers) for years 2020, 2021, and 2022. We used the 2021 – 2023 peer group developed by the Compensation Committee for purposes of calculating the 1-Year Relative TSR (Percentile Rank vs. Peers) for year 2023. This performance measure may not have been the most important financial performance measure for years 2022, 2021, and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name		1-Year Relative TSR
Named Executive Officers, Footnote [Text Block]

(1)	Pierre Brondeau was our PEO in 2020. Mark Douglas was our PEO for the years from 2020 to 2023. Pierre Brondeau served as our PEO through May 31, 2020 and Mark Douglas became our PEO effective June 1, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Andrew Sandifer	Andrew Sandifer	Andrew Sandifer	Andrew Sandifer
Michael Reilly	Ronaldo Pereira	Ronaldo Pereira	Ronaldo Pereira
	Michael Reilly	Michael Reilly	Michael Reilly
	Kathleen Shelton	Kathleen Shelton	Jacqueline Scanlan

Peer Group Issuers, Footnote [Text Block]

(4)	The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index (“S&P 500 Chemicals Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Mark Douglas ($)	Exclusion of Change in Pension Value for Mark Douglas ($)	Exclusion of Stock Awards and Option Awards for Mark Douglas ($)	Inclusion of Pension Service Cost for Mark Douglas ($)	Inclusion of Equity Values for Mark Douglas ($)	Compensation Actually Paid to Mark Douglas ($)
2023	9,623,437	0	(7,216,805)	0	(8,004,193)	(5,597,561)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark Douglas ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark Douglas ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark Douglas ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark Douglas ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark Douglas ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mark Douglas ($)	Total - Inclusion of Equity Values for Mark Douglas ($)
2023	2,246,662	(7,855,503)	0	(1,517,142)	(878,210)	0	(8,004,193)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,365,605	$ 2,325,088	$ 1,947,097	$ 2,187,858
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 504,877	3,113,105	1,584,265	2,561,105
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,365,605	(75,618)	(1,413,838)	39,194	(410,466)	504,877
2020	2,187,858	(441,291)	(756,841)	66,327	1,505,052	2,561,105

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	820,593	(1,032,423)	0	(121,369)	(77,267)	0	(410,466)
2020	1,091,296	407,398	0	6,358	0	0	1,505,052

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VERSUS TSR
Compensation Actually Paid vs. Net Income [Text Block]		PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]		PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VERSUS 1-YEAR RELATIVE TSR (PERCENTILE RANK VS. PEERS)
Total Shareholder Return Vs Peer Group [Text Block]		PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VERSUS TSR
Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

1-Year Relative TSR (Percentile Rank vs. Peers)
Adjusted Earnings
Free Cash Flow

Total Shareholder Return Amount	[4]	$ 68.80	131.35	113.73	116.90
Peer Group Total Shareholder Return Amount	[4]	145.76	131.42	147.79	117.59
Net Income (Loss) Attributable to Parent		$ 1,321,000,000	$ 742,000,000	$ 737,000,000	$ 552,000,000
Company Selected Measure Amount	[5]	6.1	87.8	13.5	66.0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		1-Year Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Earnings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Non-PEO NEO [Member] | Exclusion of Change in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (75,618)			$ (441,291)
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,413,838)			(756,841)
Non-PEO NEO [Member] | Inclusion of Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		39,194			66,327
Non-PEO NEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(410,466)			1,505,052
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		820,593			1,091,296
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,032,423)			407,398
Non-PEO NEO [Member] | Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0			0
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(121,369)			6,358
Non-PEO NEO [Member] | Average Fair Value t Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(77,267)			0
Non-PEO NEO [Member] | Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0			0
Non-PEO NEO [Member] | Total Average Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(410,466)			1,505,052
Pierre Brondeau
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]				4,796,809
PEO Actually Paid Compensation Amount	[1],[2],[3]				$ 10,975,502
PEO Name					Pierre Brondeau
Mark Douglas
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	9,623,437	11,069,899	8,489,671	$ 5,905,466
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ (5,597,561)	$ 16,177,222	$ 7,040,175	$ 8,603,809
PEO Name		Mark Douglas	Mark Douglas	Mark Douglas	Mark Douglas
Mark Douglas | PEO [Member] | Exclusion of Change in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0
Mark Douglas | PEO [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,216,805)
Mark Douglas | PEO [Member] | Inclusion of Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Mark Douglas | PEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,004,193)
Mark Douglas | PEO [Member] | Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,246,662
Mark Douglas | PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,855,503)
Mark Douglas | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Mark Douglas | PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,517,142)
Mark Douglas | PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(878,210)
Mark Douglas | PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Mark Douglas | PEO [Member] | Total Inclusion of Equity Values Last
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (8,004,193)

[1]	Pierre Brondeau was our PEO in 2020. Mark Douglas was our PEO for the years from 2020 to 2023. Pierre Brondeau served as our PEO through May 31, 2020 and Mark Douglas became our PEO effective June 1, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. The 2020 amounts reported in the Average Summary Compensation Table Total and Average Compensation Actually Paid for Non-PEO NEOs are slightly different from those in the Pay Versus Performance disclosure of our proxy statement filed last year because we corrected the calculation of the Average Summary Compensation Table Total for non-PEO NEOs for 2020.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
[4]	The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index (“S&P 500 Chemicals Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[5]	We determined 1-Year Relative TSR (Percentile Rank vs. Peers) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. We used the 2020 – 2022 peer group developed by the Compensation Committee for purposes of calculating the 1-Year Relative TSR (Percentile Rank vs. Peers) for years 2020, 2021, and 2022. We used the 2021 – 2023 peer group developed by the Compensation Committee for purposes of calculating the 1-Year Relative TSR (Percentile Rank vs. Peers) for year 2023. This performance measure may not have been the most important financial performance measure for years 2022, 2021, and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.